Deferred Policy Acquisition Costs, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Deferred Policy Acquisition Costs Disclosures [Abstract]
Schedule of deferred policy acquisition costs
	December 31, 2020	June 30, 2021
		(unaudited)
Deferred policy acquisition costs	$10,511	$11,069
Less deferred ceding commission	(1,202)	(95)
Less accumulated amortization	(8,653)	(9,359)
Deferred policy acquisition costs, net	$656	$1,615

	December 31,
	2019	2020
Deferred policy acquisition costs	$9,731	$10,511
Less deferred ceding commission	(1,242)	(1,202)
Less accumulated amortization	(7,068)	(8,653)
Deferred policy acquisition costs, net	$1,421	$656